SUBSEQUENT EVENTS (Details Narrative) - USD ($) $ in Thousands	1 Months Ended
	Jan. 27, 2021	Jan. 25, 2021
Third Party [Member]
Short-term loan		$ 1,380
Annual interest rate		5.00%
Maturity date		Nov. 04, 2021
YCloud System[Member] | China [Member]
Expenses paid by company	$ 620
Renovation expenses	770
Development cost	$ 1,080